Equity-accounted investees - Additional information (Details)								3 Months Ended	12 Months Ended
	Sep. 15, 2020 USD ($)	Nov. 19, 2019 USD ($)	Nov. 19, 2019	Nov. 19, 2019 vessel	Nov. 19, 2019 suezmax_tanker_vessel_type	Jun. 29, 2018 USD ($)	Mar. 29, 2018 USD ($) vessel	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)	Sep. 07, 2018 USD ($)	Mar. 31, 2018 USD ($)
Disclosure of joint ventures [line items]
Borrowings									$ 1,712,180,000	$ 1,273,413,000		$ 1,744,859,000
Payments to acquire vessel		$ 40,600,000
Gains on disposal of vessels/other tangible assets (Note 8)									15,068,000	22,728,000	[1]	14,879,000	[1]
Commitments in relation to joint ventures									0	0		$ 0
Bastia Shipholding Ltd
Disclosure of joint ventures [line items]
Sale price	$ 20,100,000
Gains on disposal of vessels/other tangible assets (Note 8)								$ 800,000
Joint ventures
Disclosure of joint ventures [line items]
Borrowings									$ 39,437,000	$ 89,991,000
Ridgebury Tankers and clients of Tufton Oceanic
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			50.00%
Number of vessels acquired				1	2
Bari Shipholding Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture									50.00%	50.00%		50.00%
Related party expenses, management fees									$ 163,000	$ 453,600
Bari and Bastia chartering desk
Disclosure of joint ventures [line items]
Related party income, administrative services									$ 285,476	$ 667,500
TI Asia Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture									50.00%	50.00%		50.00%
Senior Secured Loans
Disclosure of joint ventures [line items]
Notional Value															$ 200,000,000	$ 220,000,000
Senior Secured Loans | TI Asia Ltd and TI Africa Ltd
Disclosure of joint ventures [line items]
Notional Value							$ 220,000,000
Number of vessels refinanced | vessel							2
Borrowing costs recognised as expense							$ 2,200,000
Borrowings									$ 39,500,000
Term Loan | TI Asia Ltd and TI Africa Ltd
Disclosure of joint ventures [line items]
Notional Value							110,000,000
Revolving Loan | TI Asia Ltd and TI Africa Ltd
Disclosure of joint ventures [line items]
Notional Value							110,000,000
Interest rate swaps
Disclosure of joint ventures [line items]
Notional Value									237,200,000
Derivative notional amount									567,500,000
Interest rate swaps | TI Asia Ltd and TI Africa Ltd
Disclosure of joint ventures [line items]
Notional Value							$ 220,000,000
Interest rate swaps | Joint ventures
Disclosure of joint ventures [line items]
Notional Value									39,500,000
Derivative notional amount						$ 208,800,000								$ 208,800,000
Percent ownership in derivative						50.00%								50.00%
Remaining maturity														1 year
Interest rate swaps | Senior Secured Loans
Disclosure of joint ventures [line items]
Notional Value									$ 39,513,000

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised. Please refer to Note 1.6 for further details.